Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 15, 2012	Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	RLI CORP
Entity Central Index Key	0000084246
Document Type	10-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 1,156,376,000
Entity Common Stock, Shares Outstanding		21,198,653
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY